Earnings/(Loss) per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Unit [Abstract]
Partnership’s Net income	$ 54,010	$ 53,260	$ 34,052
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner’s interest in Net Income	42	41	23
Net income/(loss) attributable to common unitholders	$ 42,405	$ 41,656	$ 22,466
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,504,120	35,546,823
Earnings/ (Losses) per common unit, basic and diluted	$ 1.15	$ 1.14	$ 0.63